Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (2,032,348)	$ (294,662)	¥ (321,455)	¥ (151,657)
Accretion on convertible redeemable preferred shares to redemption value	0		0	(651,190)
Effect of exchange rate changes on convertible redeemable preferred shares				10,862
Less: Net loss attributable to noncontrolling interests	(20,133)	(2,919)
Net loss attributable to ordinary shareholders of Li Auto Inc.	(2,012,215)	(291,743)	(321,455)	(791,985)
Including:
Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	¥ (2,012,215)	$ (291,743)	¥ (321,455)	(806,358)
Net income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.				¥ 14,373
Denominator:
Weighted average ordinary shares outstanding-basic | shares	1,941,230,998	1,941,230,998	1,853,320,448	870,003,278
Weighted average ordinary shares outstanding-diluted | shares	1,941,230,998	1,941,230,998	1,853,320,448	870,003,278
Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ (1.04)	$ (0.15)	¥ (0.17)	¥ (0.93)
Basic and diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc. | ¥ / shares				0.02
Net loss per share | (per share)	(1.04)	(0.15)	(0.17)	(0.91)
Diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc. | (per share)	(1.04)	(0.15)	(0.17)	(0.93)
Diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc. | ¥ / shares				0.02
Net loss per share | (per share)	¥ (1.04)	$ (0.15)	¥ (0.17)	¥ (0.91)